UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio as of August 31, 2007 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 141.9%
Alabama 2.8%
Alabama, Sales & Special Tax Revenue, Public School and College Authority, Series C, 5.625%, 7/1/2013	1,000,000	1,046,150
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	1,500,000	1,617,975
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	1,000,560

		3,664,685

Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,815,000	1,829,193
California 9.4%
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	1,890,000	2,053,013
Series 2003-A-1, 6.75%, 6/1/2039	4,500,000	5,171,310
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	1,920,000	2,048,333
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	1,050,000	1,062,180
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	1,995,000	2,000,426

		12,335,262
Colorado 2.5%
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	951,720
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,115,590
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	1,150,000	1,208,903

		3,276,213
Connecticut 2.9%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,061,900
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	1,170,800
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	550,730

		3,783,430
District of Columbia 0.8%
District of Columbia, General Obligation:
Series A, Prerefunded, 5.0%, 6/1/2018 (a)	340,000	346,616
Series A, 5.0%, 6/1/2018 (a)	660,000	671,544

		1,018,160
Florida 4.2%
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,726,864
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	1,775,000	1,780,006
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,029,210
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	1,005,910

		5,541,990
Georgia 1.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,273,525
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,031,070
Hawaii 1.0%
Hawaii, State General Obligation:
Series CU, Prerefunded, 5.75%, 10/1/2011 (a)	65,000	68,895
Series CU, 5.75%, 10/1/2011 (a)	1,185,000	1,256,373

		1,325,268

Illinois 6.9%
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	978,200
Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016	2,180,000	2,351,849
Illinois, State General Obligation, Prerefunded, 6.0%, 1/1/2013 (a)	3,315,000	3,485,656
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	1,325,000	1,335,468
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	955,000	958,104

		9,109,277
Indiana 3.0%
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	3,000,000	2,989,110
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	944,580

		3,933,690
Iowa 1.4%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,245,000	1,142,014
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	700,000	707,672

		1,849,686
Kansas 4.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,911,860
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	500,000	527,425
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	2,000,000	2,108,060
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,373,974

		5,921,319
Kentucky 0.8%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	790,000	863,170
Series A, 6.625%, 10/1/2028	210,000	224,815

		1,087,985
Louisiana 2.4%
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,098,310
Maryland 9.2%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	983,000	1,092,546
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029	1,500,000	1,613,310
Maryland, Higher Education Revenue, Collegiate Housing Foundation:
Series A, Prerefunded, 5.75%, 6/1/2019	1,000,000	1,052,560
Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,052,560
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	1,000,000	1,091,260
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	4,000,000	4,362,920
Maryland, State Economic Development Corp. Revenue, Sr. Lien Project, Chesapeake Bay, Series B, 5.25%, 12/1/2031	2,000,000	1,836,880

		12,102,036

Massachusetts 7.9%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	1,800,000	2,175,066
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,895,000	1,946,203
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,883,957
Massachusetts, State General Obligation, Consolidated Loan:
Series B, Prerefunded, 5.0%, 4/1/2016 (a)	915,000	930,601
Series B, 5.0%, 4/1/2016 (a)	2,260,000	2,298,533
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare System:
Series C, Prerefunded, 5.75%, 7/1/2032	965,000	1,043,252
Series C, 5.75%, 7/1/2032	35,000	37,681

		10,315,293
Michigan 4.4%
Kalamazoo, MI, Economic Develpoment Corp. Revenue, Heritage Community, 5.375%, 5/15/2027	1,000,000	939,770
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,209,500
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,065,370
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	270,000	277,843
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,336,829

		5,829,312
Missouri 0.8%
Branson, MO, Regional Airport Transportation Development District, Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	250,000	236,260
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	770,000	843,019

		1,079,279
Nevada 1.5%
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	2,000,000	2,011,960
New Hampshire 2.4%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series A, 5.4%, 1/1/2030	550,000	518,078
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	1,000,000	1,121,630
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,477,500

		3,117,208
New Jersey 2.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	301,606
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,824,604
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,435,000	1,536,469

		3,662,679
New Mexico 2.1%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,766,665
New York 15.0%
Nassau County, NY, Hospital & Healthcare Revenue, 6.0%, 8/1/2016 (a)	2,825,000	2,997,523
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	575,000	598,822

New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	319,104
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)	1,450,000	1,571,568
New York, Sales & Special Tax Revenue, Transitional Finance Authority, Series B, 6.0%, 11/15/2013	490,000	524,413
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, Prerefunded, 5.125%, 5/15/2021 (a)	1,880,000	1,917,356
New York, Transitional Finance Authority, Series B, Prerefunded, 6.0%, 11/15/2013	1,510,000	1,616,047
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority Systems, ETM, Series Y, 6.0%, 1/1/2012	5,000,000	5,303,650
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,090,680
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	2,317,120
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-1, 3.9% *, 6/15/2038	400,000	400,000

		19,656,283
North Carolina 1.8%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,020,810
Series B, 6.375%, 1/1/2013	1,300,000	1,370,213

		2,391,023
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	1,000,000	1,100,310
Pennsylvania 5.3%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	606,510
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	2,000,000	2,171,560
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	797,295
Pennsylvania, St. Mary Hospital Authority, Health Systems Revenue, Catholic Health East, Series B, 5.5%, 11/15/2024	1,465,000	1,609,464
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	622,900	631,664
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	1,000,000	1,128,470

		6,944,963
Rhode Island 1.6%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	2,000,000	2,043,480
South Carolina 7.1%
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	2,000,000	2,034,060
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	1,375,000	1,599,400
Series C, 7.0%, 8/1/2030	170,000	197,305
Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,129,370
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.375%, 10/1/2024 (a)	4,150,000	4,329,446

		9,289,581
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,061,140

Tennessee 2.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	511,065
5.0%, 12/15/2018	540,000	551,891
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	2,000,000	2,269,140

		3,332,096
Texas 22.7%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,487,325
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.388%, 4/1/2027 **	1,985,000	1,549,650
Crowley, TX, School District General Obligation, 5.125%, 8/1/2025	4,000,000	4,051,800
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.75%, 8/15/2016	915,000	940,382
6.75%, 8/15/2016	1,085,000	1,108,317
Houston, TX, General Obligation:
Series A, Prerefunded, 5.0%, 3/1/2016	1,365,000	1,373,900
5.0%, 3/1/2016	1,635,000	1,643,338
Houston, TX, School District General Obligation, Series A, 5.0%, 2/15/2024	2,000,000	2,037,760
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	2,000,000	2,063,340
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	1,000,000	1,097,920
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	1,000,000	1,030,910
Texas, Lower Colorado River Authority Revenue, Series B, 6.0%, 5/15/2013 (a)	5,000,000	5,226,550
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek Project, 5.65%, 11/15/2035	1,250,000	1,195,463
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)	3,860,000	4,058,288

		29,864,943
Virgin Islands 2.5%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,229,830
Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,169,000
West Virginia 1.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Series A, 6.75%, 9/1/2022	390,000	419,659
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2022	1,610,000	1,762,419

		2,182,078
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,070,870

Total Municipal Bonds and Notes (Cost $174,132,151)		186,299,092
Municipal Inverse Floating Rate Notes 32.6%
Illinois 2.4%
Aurora, IL, Single Family Mortgage Revenue, Series C, 5.5%, 6/1/2045 (b)	3,000,000	3,152,850

Trust: Illinois, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 9.1%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Nevada 7.4%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (b)	7,327,500	7,720,071
Trust: Clark County, NV, School District, Series 1976, 144A, 7.373%, 6/15/2015 Leverage Factor at purchase date: 4 to 1
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031 (b)	2,000,000	1,999,440
Trust: Nevada, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1494, 144A, 8.19%, 7/1/2031, Leverage Factor at purchase date: 4 to 1

		9,719,511
New York 22.8%
California, State General Obligation, 5.0%, 6/1/2022 (a) (b)	7,000,000	7,348,075
Trust: New York, Municipal Securities Trust Certificates, Series 7066, Class B, 144A, 7.535%, 6/1/2022, Leverage Factor at purchase date: 4 to 1
New York, Long Island Power Authority, Electric System Revenue, Series E, 5.0%, 12/1/2021(a) (b)	8,000,000	8,370,280
Trust: New York, Long Island Power Authority, Electric Systems Revenue, Series 1917, 144A, 7.43%, 12/1/2014, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (b)	5,535,000	5,780,381
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 7.427%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York & New Jersey, Port Authority, Series 147, 5.0%, 10/15/2023 (a) (b)	8,260,000	8,462,453
Trust: New York & New Jersey, Port Authority, Series 1969, AMT, 144A, 7.31%, 4/15/2015, Leverage Factor at purchase date: 4 to 1

		29,961,189

Total Municipal Inverse Floating Rate Notes (Cost $42,925,787)		42,833,550
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $217,057,938)	174.5	229,132,642
Other Assets and Liabilities, Net	(21.2)	(27,809,292)
Preferred Shares, at Redemption Value	(53.3)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	131,323,350

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2007.

**		Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(a)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		5.1
Financial Guaranty Insurance Company		13.0
Financial Security Assurance, Inc.		4.3
MBIA Corp.		5.0
.
(b)		Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007